Derivative Instruments Accounted for at Fair Value - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain/(loss) on non-designated derivative instruments	$ (1,581)	$ 3,195	$ (2,028)	$ (1,056)
Interest Rate Swap | Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	0.3615%		0.3615%
Interest Rate Swap | Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative interest rate	2.137%		2.137%
Interest Rate Swap | Level 2
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of derivative asset	$ 12,647		$ 12,647		$ 14,674